Accounts Payable - Summary of Accounts Payable (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Accrued liabilities	[1]	R$ 16,533	R$ 0
Temporal deposit from clients	[2]	11,561	0
Dividends payable		3,791	3,791
Lease payable – prior month expense		1,840	2,161
Treasury shares acquisition		810	0
Related Parties		805	0
Other payables		3,327	68
Accounts Payable		R$ 38,667	R$ 6,020

[1]	Fees, commissions, and other payables.
[2]	Comprises temporal payments made by client to invest in Mexican Investment Fund through the investment manager.